Income Taxes - Schedule of Income Tax (Benefit)/ Provision (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Current
Deferred	(1,958,000)	(738,000)
Change in Valuation Allowance	1,958,000	738,000
Income Tax Benefit